Offsets	Mar. 19, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-294512
Initial Filing Date	Mar. 23, 2026
Fee Offset Claimed	$ 1,418.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right
Explanation for Claimed Amount	A fee of $36,300.57 was previously paid in connection with the filing of Oceanhawk Acquisition Corp. Registration Statement on Form S-1 (No. 333-294512) on March 23, 2026 (the “Initial Registration Statement”), of which $36,300.57 remains unused. A portion of this is used to offset (a) the $23,822.25 of fees due for the registration of 17,250,000 Units, consisting of one Class A ordinary share, $0.0001 par value, and one right and (b) the $4,537.57 of fees dues for the registration of the Class A ordinary shares underlying the rights included as part of the units. $1,418.00 of the remaining $7,940.75 from the Initial Registration Statement payment shall be used to offset the $1,418.00 payment due with respect to the increase in the Class A ordinary shares underlying the rights included as part of the units being registered as part of this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Oceanhawk Acquisition Corp.
Form or Filing Type	S-1
File Number	333-294512
Filing Date	Mar. 23, 2026
Fee Paid with Fee Offset Source	$ 36,300.57